DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
A summary of the Company’s consolidated statements of operations from the above discontinued operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the Years Ended December 31,
	2020	2019	2018

Revenue	$-	$-	$-
Cost of revenue	-	-	-
GROSS PROFIT	-	-	-
Selling, general and administrative	-	-	289
Net loss	-	-	(289)
Less: Net loss attributable to non-controlling interests	-	-	123
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE
TO ICTS INTERNATIONAL N.V.	$-	$-	$(166)